NOTE 5 - Basic and Diluted Loss Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Details
Loss (numerator)	$ (15,405)	$ (2,108)	$ (17,202)	$ (8,716)	$ (11,824)	$ (13,305)
Weighted average shares (denominator)					5,285,747	5,285,747
Earnings Per Share, Basic and Diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0